Condensed Statements of Changes in Stockholders' Deficiency - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Balance			$ (4,160)	$ (3,281)	$ (3,281)	$ (1,690)
Stock-based compensation				3	3	22
Unrealized loss from investment in Parent Company				(62)	34	(136)
Net loss	(172)	(244)	(602)	(539)	(916)	(1,477)
Balance	(4,762)	(3,879)	(4,762)	(3,879)	(4,160)	(3,281)
Common Stock
Balance			$ 10	$ 10	$ 10	$ 10
Balance, Shares			10,441,251	10,441,251	10,441,251	10,441,251
Stock-based compensation
Unrealized loss from investment in Parent Company
Net loss
Balance	$ 10	$ 10	$ 10	$ 10	$ 10	$ 10
Balance, Shares	10,441,251	10,441,251	10,441,251	10,441,251	10,441,251	10,441,251
Additional paid-in capital
Balance			$ 5,519	$ 5,516	$ 5,516	$ 5,494
Stock-based compensation				3	3	22
Unrealized loss from investment in Parent Company
Net loss
Balance	$ 5,519	$ 5,519	5,519	5,519	5,519	5,516
Accumulated deficit
Balance			(9,689)	(8,773)	(8,773)	(7,296)
Stock-based compensation
Unrealized loss from investment in Parent Company
Net loss			(602)	(539)	(916)	(1,477)
Balance	(10,291)	(9,312)	(10,291)	(9,312)	(9,689)	(8,773)
Accumulated other comprehensive loss
Balance				(34)	(34)	102
Stock-based compensation
Unrealized loss from investment in Parent Company				(62)	34	(136)
Net loss
Balance		$ (96)		$ (96)		$ (34)